Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of net financial debt (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Total	€ 39,396	€ 40,196	€ 38,848
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial liabilities [line items]
Total	36,238	37,024	35,633
Operating segments [member] | Telecom activities, operating segment [member] | Net financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	26,300	23,800	31,500
Total	€ 27,000	€ 25,300	€ 24,300